STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Treasury shares	9,857,092	10,324,181	10,900,938
Treasury stock reissued	2,001,548	2,094,108	2,872,272